AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	£ 28.3	£ 26.2	£ 24.7
Other non-audit fees	0.9	0.7	2.0
Total fees payable to the Company’s auditors by the Group	29.2	26.9	26.7
Fees payable for the audit of the Company’s current year annual report
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	1.7	1.5	1.5
Audit of the Company’s subsidiaries pursuant to legislation
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	22.4	20.2	19.1
Other services supplied pursuant to legislation
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	3.7	3.5	2.9
Total audit fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	27.8	25.2	23.5
Other services – audit related fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	0.5	1.0	1.2
Services relating to corporate finance transactions
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Other non-audit fees	0.0	0.0	0.0
Other services
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Other non-audit fees	£ 0.9	£ 0.7	£ 2.0